Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	3,276	$110,631
BWX Technologies Inc.	13,951	712,896
HEICO Corp.	7,776	820,601
Hexcel Corp.	2,766	195,584
National Presto Industries Inc.	486	51,759

		1,891,471

Air Freight & Logistics — 0.1%
Forward Air Corp.	2,232	141,330

Airlines — 0.2%
Spirit Airlines Inc.(a)	4,279	232,692

Banks — 1.5%
Atlantic Capital Bancshares Inc.(a)	9,235	161,058
Bank of Hawaii Corp.	4,498	370,545
Byline Bancorp Inc.(a)	5,816	116,436
Carolina Financial Corp.	2,927	105,635
CBTX Inc.	1,791	56,775
First Bancshares Inc. (The)	4,668	144,148
First Mid Bancshares Inc.	3,140	108,299
HarborOne Bancorp Inc.(a)	5,522	103,372
HomeTrust Bancshares Inc.	6,788	172,144
Independent Bank Corp./MI	6,941	149,440
Nicolet Bankshares Inc.(a)	3,255	198,718
Old Line Bancshares Inc.	4,782	119,550
Popular Inc.	1,162	67,059

		1,873,179

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	431	133,614
Coca-Cola Consolidated Inc.	507	164,790
MGP Ingredients Inc.(b)	895	78,644
National Beverage Corp.(b)	739	41,384
Primo Water Corp.(a)(b)	7,163	112,817

		531,249

Biotechnology — 0.2%
BioSpecifics Technologies Corp.(a)	2,050	137,350
Myriad Genetics Inc.(a)	1,975	62,173

		199,523

Building Products — 0.7%
Armstrong World Industries Inc.	1,823	157,999
CSW Industrials Inc.(a)	4,882	292,676
Masonite International Corp.(a)	2,995	154,213
PGT Innovations Inc.(a)	3,337	48,921
Simpson Manufacturing Co. Inc.	3,977	253,255

		907,064

Capital Markets — 0.6%
Diamond Hill Investment Group Inc.	1,257	181,611
FactSet Research Systems Inc.	672	185,385
MarketAxess Holdings Inc.	765	212,922
Morningstar Inc.	535	76,746
Virtu Financial Inc., Class A	2,357	57,935

		714,599

Chemicals — 1.0%
Ashland Global Holdings Inc.	5,869	472,631
NewMarket Corp.	340	142,657
Scotts Miracle-Gro Co. (The)	1,978	168,170
Sensient Technologies Corp.	1,478	103,637

Security	Shares	Value

Chemicals (continued)
Valvoline Inc.	19,208	$355,348

		1,242,443

Commercial Services & Supplies — 2.6%
Advanced Disposal Services Inc.(a)	23,158	748,930
Brink’s Co. (The)	1,460	116,698
Casella Waste Systems Inc., Class A(a)	3,468	129,426
Cimpress NV(a)(b)	656	59,302
Ennis Inc.	9,621	194,152
Healthcare Services Group Inc.	5,947	201,306
Heritage-Crystal Clean Inc.(a)	3,752	107,795
KAR Auction Services Inc.	15,113	853,582
Kimball International Inc., Class B, NVS	13,793	215,998
SP Plus Corp.(a)	4,612	159,206
Stericycle Inc.(a)	4,024	234,961
Viad Corp.	4,348	266,576

		3,287,932

Communications Equipment — 2.1%
ADTRAN Inc.	12,347	211,628
Ciena Corp.(a)	19,999	767,162
EchoStar Corp., Class A(a)	2,721	108,432
InterDigital Inc.	3,941	257,702
NetScout Systems Inc.(a)	10,651	313,139
Plantronics Inc.	1,917	98,687
ViaSat Inc.(a)	4,517	410,234
Viavi Solutions Inc.(a)	30,547	406,275

		2,573,259

Construction & Engineering — 0.3%
Arcosa Inc.	2,092	65,124
Comfort Systems USA Inc.	1,180	63,838
Primoris Services Corp.	3,954	86,672
Willscot Corp.(a)	12,004	161,694

		377,328

Construction Materials — 0.1%
U.S. Lime & Minerals Inc.	845	68,377

Consumer Finance — 0.5%
EZCORP Inc., Class A, NVS(a)	18,484	200,921
FirstCash Inc.	4,289	418,950

		619,871

Containers & Packaging — 1.8%
AptarGroup Inc.	9,358	1,040,984
Bemis Co. Inc.	6,430	369,211
Berry Global Group Inc.(a)	4,896	287,885
Silgan Holdings Inc.	10,299	308,352
Sonoco Products Co.	4,354	274,563

		2,280,995

Distributors — 0.4%
Pool Corp.	2,788	512,267

Diversified Consumer Services — 3.3%
Adtalem Global Education Inc.(a)	1,127	55,584
Bright Horizons Family Solutions Inc.(a)	9,354	1,198,715
Carriage Services Inc.	6,822	119,726
Graham Holdings Co., Class B	1,637	1,216,995
Grand Canyon Education Inc.(a)	2,986	346,048
K12 Inc.(a)	2,696	81,203
Regis Corp.(a)	4,335	81,151
Service Corp. International/U.S	14,911	620,447

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings Inc.(a)	8,979	$440,240

		4,160,109

Diversified Financial Services — 0.2%
Cannae Holdings Inc.(a)	5,150	132,201
FGL Holdings	8,038	68,564

		200,765

Diversified Telecommunication Services — 0.1%
ATN International Inc.	1,205	73,565
Vonage Holdings Corp.(a)	5,955	57,883

		131,448

Electric Utilities — 3.9%
ALLETE Inc.	9,821	799,921
El Paso Electric Co.	9,050	553,046
Hawaiian Electric Industries Inc.	14,459	599,759
IDACORP Inc.	10,468	1,036,541
PNM Resources Inc.	17,015	790,177
Portland General Electric Co.	22,127	1,157,463

		4,936,907

Electronic Equipment, Instruments & Components — 0.9%
Badger Meter Inc.	2,984	165,552
Benchmark Electronics Inc.	2,694	72,819
Daktronics Inc.	9,052	68,614
Dolby Laboratories Inc., Class A	4,109	265,811
ePlus Inc.(a)	1,667	157,182
National Instruments Corp.	3,561	167,723
OSI Systems Inc.(a)	1,754	158,088
Plexus Corp.(a)	1,699	102,246

		1,158,035

Energy Equipment & Services — 0.2%
SEACOR Holdings Inc.(a)	3,820	170,143
Tidewater Inc.(a)	2,503	56,317

		226,460

Entertainment — 1.3%
Cinemark Holdings Inc.	7,509	315,753
Liberty Media Corp. — Liberty Braves, Class A(a)	3,472	98,466
Liberty Media Corp. — Liberty Braves, Class C, NVS(a)	10,787	303,654
Madison Square Garden Co. (The), Class A(a)	2,388	746,107
Zynga Inc., Class A(a)	17,639	99,837

		1,563,817

Equity Real Estate Investment Trusts (REITs) — 16.2%
Agree Realty Corp.	10,917	714,736
American Assets Trust Inc.	4,223	195,060
American Campus Communities Inc.	8,762	413,566
American Homes 4 Rent, Class A	39,556	948,553
Americold Realty Trust	20,388	652,620
Apartment Investment & Management Co., Class A	12,884	635,954
Apple Hospitality REIT Inc.	15,443	254,037
Columbia Property Trust Inc.	8,016	182,043
Cousins Properties Inc.	28,746	275,099
CubeSmart	17,125	546,459
Douglas Emmett Inc.	8,445	347,850
Easterly Government Properties Inc.	15,707	282,726
EastGroup Properties Inc.	2,027	231,747
Empire State Realty Trust Inc., Class A	38,580	596,447
Equity Commonwealth	45,358	1,442,384
Equity LifeStyle Properties Inc.	14,932	1,742,564
First Industrial Realty Trust Inc.	6,633	233,946
Four Corners Property Trust Inc.	24,517	697,263

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties Inc.	13,089	$528,534
Healthcare Realty Trust Inc.	29,025	896,292
Healthcare Trust of America Inc., Class A	24,816	684,425
Highwoods Properties Inc.	5,275	235,159
InfraREIT Inc.(a)	3,250	68,413
iStar Inc.	8,690	75,342
JBG SMITH Properties	2,157	91,780
Lamar Advertising Co., Class A	956	79,033
Life Storage Inc.	4,073	388,116
LTC Properties Inc.	2,602	117,246
MGM Growth Properties LLC, Class A	25,347	817,694
Monmouth Real Estate Investment Corp.	4,296	59,027
National Health Investors Inc.	2,014	151,916
Paramount Group Inc.	5,983	86,694
Physicians Realty Trust	21,426	386,954
Piedmont Office Realty Trust Inc., Class A	7,147	148,801
PS Business Parks Inc.	5,446	836,615
Rayonier Inc.	8,868	281,914
Retail Opportunity Investments Corp.	6,266	109,968
Retail Properties of America Inc., Class A	15,978	196,370
Rexford Industrial Realty Inc.	10,467	396,595
STORE Capital Corp.	17,410	580,101
Sun Communities Inc.	15,419	1,897,771
Terreno Realty Corp.	8,516	380,239
VICI Properties Inc.	13,476	307,253
Washington REIT	2,330	65,799

		20,261,105

Food & Staples Retailing — 1.6%
Casey’s General Stores Inc.	5,776	764,454
PriceSmart Inc.	5,945	355,570
Sprouts Farmers Market Inc.(a)	12,591	269,699
U.S. Foods Holding Corp.(a)	8,942	326,830
Village Super Market Inc., Class A	3,036	89,198
Weis Markets Inc.	4,508	189,561

		1,995,312

Food Products — 4.9%
Calavo Growers Inc.	2,183	209,153
Cal-Maine Foods Inc.	7,167	294,635
Darling Ingredients Inc.(a)	7,161	156,181
Dean Foods Co.	21,416	36,407
Farmer Bros. Co.(a)	4,151	83,684
Flowers Foods Inc.	34,122	741,812
Fresh Del Monte Produce Inc.	8,125	239,769
Freshpet Inc.(a)	4,219	188,421
Hain Celestial Group Inc. (The)(a)(b)	2,768	60,398
Hostess Brands Inc.(a)(b)	15,395	206,293
J&J Snack Foods Corp.	5,343	839,813
John B Sanfilippo & Son Inc.	3,111	224,334
Lancaster Colony Corp.	6,098	906,834
Landec Corp.(a)(b)	5,616	59,024
Post Holdings Inc.(a)	4,083	460,481
Sanderson Farms Inc.	2,962	449,128
Seaboard Corp.	89	400,107
Simply Good Foods Co. (The)(a)	12,941	290,655
Tootsie Roll Industries Inc.	6,699	260,122

		6,107,251

Gas Utilities — 1.5%
New Jersey Resources Corp.	1,981	99,208
Northwest Natural Holding Co.	8,992	601,475

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
ONE Gas Inc.	4,938	$437,112
Spire Inc.	9,174	772,359

		1,910,154

Health Care Equipment & Supplies — 3.7%
AngioDynamics Inc.(a)	3,824	78,545
Atrion Corp.	554	487,520
CONMED Corp.	3,752	300,273
Globus Medical Inc., Class A(a)	5,845	263,551
Haemonetics Corp.(a)	3,679	321,103
Hill-Rom Holdings Inc.	4,696	476,268
ICU Medical Inc.(a)	1,560	354,900
Integra LifeSciences Holdings Corp.(a)	5,359	279,686
LivaNova PLC(a)	3,960	272,804
Masimo Corp.(a)	3,317	431,708
Meridian Bioscience Inc.	7,460	85,865
NuVasive Inc.(a)	1,907	115,564
Orthofix Medical Inc.(a)	6,588	360,956
Steris PLC	6,250	818,625

		4,647,368

Health Care Providers & Services — 4.0%
Acadia Healthcare Co. Inc.(a)	3,576	114,504
Addus HomeCare Corp.(a)	3,350	227,465
Amedisys Inc.(a)	2,426	310,091
Chemed Corp.	2,752	899,299
CorVel Corp.(a)	1,703	122,275
Encompass Health Corp.	11,137	717,780
Ensign Group Inc. (The)	3,725	191,912
LHC Group Inc.(a)	5,226	580,661
Mednax Inc.(a)	5,742	160,604
Molina Healthcare Inc.(a)	754	97,741
National HealthCare Corp.	3,419	257,895
Premier Inc., Class A(a)	19,565	650,145
Providence Service Corp. (The)(a)(b)	4,287	284,357
RadNet Inc.(a)	8,259	100,017
Select Medical Holdings Corp.(a)	3,439	49,418
Tivity Health Inc.(a)	7,844	169,587
Triple-S Management Corp., Class B(a)	3,877	88,085

		5,021,836

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)	6,526	64,411
Computer Programs & Systems Inc.	4,748	144,292
NextGen Healthcare Inc.(a)	7,785	146,280
Vocera Communications Inc.(a)	3,022	96,251

		451,234

Hotels, Restaurants & Leisure — 3.3%
BBX Capital Corp.	2,274	12,598
BJ’s Restaurants Inc.	2,630	131,263
Bloomin’ Brands Inc.	5,957	119,080
Carrols Restaurant Group Inc.(a)	7,175	70,387
Cheesecake Factory Inc. (The)	2,702	134,073
Choice Hotels International Inc.	2,390	198,466
Churchill Downs Inc.	1,408	141,997
Chuy’s Holdings Inc.(a)	6,362	126,540
Cracker Barrel Old Country Store Inc.	2,777	468,591
Del Taco Restaurants Inc.(a)	12,231	122,922
Denny’s Corp.(a)	17,381	323,634
Dine Brands Global Inc.	1,048	92,916
Dunkin’ Brands Group Inc.	5,977	446,063
El Pollo Loco Holdings Inc.(a)	7,553	96,527

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Fiesta Restaurant Group Inc.(a)	4,280	$54,185
Hilton Grand Vacations Inc.(a)	2,295	73,532
Jack in the Box Inc.	4,056	312,718
Lindblad Expeditions Holdings Inc.(a)	8,963	145,290
Monarch Casino & Resort Inc.(a)	2,761	117,867
Papa John’s International Inc.(b)	1,467	75,052
Playa Hotels & Resorts NV(a)	15,288	122,304
Potbelly Corp.(a)	9,108	81,061
Ruth’s Hospitality Group Inc.	10,641	276,453
Texas Roadhouse Inc.	3,300	178,233
Wendy’s Co. (The)	6,259	116,480
Wingstop Inc.	969	72,937

		4,111,169

Household Durables — 0.2%
Helen of Troy Ltd.(a)(b)	1,488	214,272

Household Products — 0.4%
Energizer Holdings Inc.	3,546	169,818
WD-40 Co.	2,224	374,188

		544,006

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	3,011	425,816

Insurance — 6.4%
American National Insurance Co.	842	95,390
AMERISAFE Inc.	133	7,876
Argo Group International Holdings Ltd.	7,152	558,357
Assured Guaranty Ltd.	2,279	108,708
Axis Capital Holdings Ltd.	6,612	375,892
Brown & Brown Inc.	38,044	1,207,897
Crawford & Co., Class A, NVS	6,979	62,811
Donegal Group Inc., Class A	4,737	63,950
EMC Insurance Group Inc.	1,923	61,748
Employers Holdings Inc.	463	19,872
Enstar Group Ltd.(a)	1,751	310,382
Erie Indemnity Co., Class A, NVS	6,679	1,264,468
Hanover Insurance Group Inc. (The)	4,826	582,064
James River Group Holdings Ltd.	2,222	93,813
Navigators Group Inc. (The)	7,707	539,028
Old Republic International Corp.	22,134	494,916
Protective Insurance Corp., Class B	3,529	57,346
Safety Insurance Group Inc.	5,165	479,932
State Auto Financial Corp.	3,935	132,334
Stewart Information Services Corp.	7,132	303,181
Third Point Reinsurance Ltd.(a)	5,976	69,381
United Insurance Holdings Corp.	3,816	58,461
White Mountains Insurance Group Ltd.	1,188	1,115,580

		8,063,387

Interactive Media & Services — 0.0%
Cars.com Inc.(a)(b)	2,718	56,562

Internet & Direct Marketing Retail — 0.3%
Liberty Expedia Holdings Inc., Class A(a)	6,387	296,484
Shutterfly Inc.(a)	2,566	112,468

		408,952

IT Services — 4.7%
Black Knight Inc.(a)	11,453	646,178
Booz Allen Hamilton Holding Corp.	16,240	962,870
CACI International Inc., Class A(a)(b)	1,831	356,935
Cass Information Systems Inc.	1,833	90,422

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Conduent Inc.(a)	13,576	$174,180
CoreLogic Inc.(a)	9,749	395,907
CSG Systems International Inc.	2,086	93,140
EVERTEC Inc.	2,384	74,643
ExlService Holdings Inc.(a)	10,754	638,788
Hackett Group Inc. (The)	9,389	144,121
ManTech International Corp./VA, Class A	2,416	149,768
MAXIMUS Inc.	15,474	1,139,660
NIC Inc.	11,488	198,283
Perficient Inc.(a)	3,524	103,746
Sykes Enterprises Inc.(a)	9,572	265,623
Travelport Worldwide Ltd.	9,474	148,552
Tucows Inc., Class A(a)(b)	3,372	297,377

		5,880,193

Leisure Products — 0.7%
Acushnet Holdings Corp.	7,832	197,445
Callaway Golf Co.	21,544	378,312
Nautilus Inc.(a)	7,297	39,039
Sturm Ruger & Co. Inc.	3,036	169,986
Vista Outdoor Inc.(a)	4,991	43,072

		827,854

Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories Inc., Class A(a)	327	98,404
Bio-Techne Corp.	2,503	512,089
Charles River Laboratories International Inc.(a)	670	94,115
PRA Health Sciences Inc.(a)	640	61,965

		766,573

Machinery — 0.8%
Blue Bird Corp.(a)	4,329	74,935
Lindsay Corp.	1,276	108,460
Toro Co. (The)	6,698	489,959
Woodward Inc.	3,284	357,627

		1,030,981

Media — 3.1%
AMC Networks Inc., Class A(a)	4,617	269,679
Cable One Inc.	948	1,005,382
Emerald Expositions Events Inc.	6,548	91,999
GCI Liberty Inc., Class A(a)	5,841	348,240
Hemisphere Media Group Inc.(a)	6,296	91,985
John Wiley & Sons Inc., Class A	2,867	132,398
Loral Space & Communications Inc.(a)	4,014	147,795
MSG Networks Inc., Class A(a)	5,302	122,105
New York Times Co. (The), Class A	6,005	199,066
Scholastic Corp., NVS	8,112	323,507
TechTarget Inc.(a)	7,417	123,790
Tribune Media Co., Class A	21,043	972,187

		3,828,133

Metals & Mining — 2.0%
Coeur Mining Inc.(a)	24,361	87,943
Hecla Mining Co.	51,007	107,115
McEwen Mining Inc.(b)	101,093	139,508
Royal Gold Inc.	24,453	2,128,878

		2,463,444

Mortgage Real Estate Investment — 7.3%
AG Mortgage Investment Trust Inc.	7,250	124,047
Anworth Mortgage Asset Corp.	36,919	154,691
Apollo Commercial Real Estate Finance Inc.	41,348	774,862
Arbor Realty Trust Inc.	22,814	311,639

Security	Shares	Value

Mortgage Real Estate Investment (continued)
ARMOUR Residential REIT Inc.	15,675	$299,079
Blackstone Mortgage Trust Inc., Class A	34,333	1,221,911
Capstead Mortgage Corp.	33,817	290,488
Chimera Investment Corp.	10,523	201,726
Dynex Capital Inc.	20,520	125,172
Granite Point Mortgage Trust Inc.	16,244	312,372
Invesco Mortgage Capital Inc.	12,821	209,239
Ladder Capital Corp.	17,149	298,393
MFA Financial Inc.	81,302	610,578
New Residential Investment Corp.	5,817	97,784
New York Mortgage Trust Inc.	26,671	168,027
PennyMac Mortgage Investment Trust(c)	21,915	460,215
Ready Capital Corp.	6,330	95,646
Redwood Trust Inc.	17,975	294,071
Starwood Property Trust Inc.	83,298	1,920,019
TPG RE Finance Trust Inc.	12,355	243,517
Two Harbors Investment Corp.	64,885	899,306

		9,112,782

Multi-Utilities — 1.5%
Avista Corp.	18,160	783,422
Black Hills Corp.	1,532	111,468
NorthWestern Corp.	10,175	710,724
Unitil Corp.	4,935	280,851

		1,886,465

Multiline Retail — 0.5%
Big Lots Inc.	4,779	177,587
Dillard’s Inc., Class A	986	67,492
Ollie’s Bargain Outlet Holdings Inc.(a)	4,059	388,203

		633,282

Oil, Gas & Consumable Fuels — 0.3%
Arch Coal Inc., Class A	1,111	107,745
Centennial Resource Development Inc./DE, Class A(a)(b)	3,802	40,035
Par Pacific Holdings Inc.(a)	3,798	74,213
Peabody Energy Corp.	2,363	67,984
Renewable Energy Group Inc.(a)	2,369	57,140

		347,117

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	1,451	59,825
Herbalife Nutrition Ltd.(a)	2,725	144,016
USANA Health Sciences Inc.(a)	2,258	188,453

		392,294

Pharmaceuticals — 0.1%
Innoviva Inc.(a)	7,118	99,866
Phibro Animal Health Corp., Class A	2,323	80,631

		180,497

Professional Services — 1.2%
CBIZ Inc.(a)	14,872	287,178
Exponent Inc.	6,296	356,479
FTI Consulting Inc.(a)	1,312	111,494
Huron Consulting Group Inc.(a)	2,835	137,016
ICF International Inc.	6,831	531,930
Kelly Services Inc., Class A, NVS	4,666	103,865

		1,527,962

Real Estate Management & Development — 0.4%
FRP Holdings Inc.(a)	1,563	79,228
Howard Hughes Corp. (The)(a)	2,204	244,644
St. Joe Co. (The)(a)(b)	13,768	234,607

		558,479

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.8%
Heartland Express Inc.	16,397	$322,693
Landstar System Inc.	6,688	728,724

		1,051,417

Semiconductors & Semiconductor Equipment — 0.2%
Mellanox Technologies Ltd.(a)	1,536	184,781
Rambus Inc.(a)	7,445	85,320

		270,101

Software — 2.6%
Bottomline Technologies de Inc.(a)	5,093	257,553
ChannelAdvisor Corp.(a)	7,406	87,021
Cision Ltd.(a)	10,472	126,292
CommVault Systems Inc.(a)	1,193	62,752
Fair Isaac Corp.(a)	1,131	316,397
MicroStrategy Inc., Class A(a)	2,640	395,208
Model N Inc.(a)	8,795	163,059
Monotype Imaging Holdings Inc.	6,100	105,164
Progress Software Corp.	1,895	86,431
SPS Commerce Inc.(a)	2,575	267,130
Tyler Technologies Inc.(a)	3,535	819,802
Ultimate Software Group Inc. (The)(a)	871	287,996
Verint Systems Inc.(a)	1,553	93,786
Workiva Inc.(a)	2,483	131,947

		3,200,538

Specialty Retail — 1.8%
American Eagle Outfitters Inc.	3,195	75,977
America’s Car-Mart Inc./TX(a)	1,434	142,038
AutoNation Inc.(a)	1,697	71,155
Caleres Inc.	3,747	98,284
Cato Corp. (The), Class A	3,773	57,199
Chico’s FAS Inc.	11,957	41,849
Children’s Place Inc. (The)	1,976	222,932
Citi Trends Inc.	3,636	67,302
Dick’s Sporting Goods Inc.	6,215	229,955
Five Below Inc.(a)	2,064	302,149
Hibbett Sports Inc.(a)(b)	6,102	126,311
Michaels Companies Inc. (The)(a)	3,767	42,341
Monro Inc.	1,153	96,656
Murphy USA Inc.(a)	1,304	111,453
National Vision Holdings Inc.(a)	2,319	62,613
Sally Beauty Holdings Inc.(a)(b)	6,793	120,236
Shoe Carnival Inc.	1,807	64,438
Urban Outfitters Inc.(a)(b)	5,763	171,334
Winmark Corp.	943	174,031

		2,278,253

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s Inc.	4,542	481,043
Columbia Sportswear Co.	7,837	783,465
Crocs Inc.(a)	3,896	108,504
Deckers Outdoor Corp.(a)	2,698	426,850
Unifi Inc.(a)	2,351	47,490

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Vera Bradley Inc.(a)	5,853	$71,875

		1,919,227

Thrifts & Mortgage Finance — 1.6%
Columbia Financial Inc.(a)	3,961	62,822
Flagstar Bancorp. Inc.	9,417	336,658
Kearny Financial Corp./MD	33,506	469,084
Meridian Bancorp. Inc.	19,156	329,866
OceanFirst Financial Corp.	5,587	140,681
Oritani Financial Corp.	15,658	271,666
Walker & Dunlop Inc.	4,175	229,416
Waterstone Financial Inc.	9,327	154,455

		1,994,648

Tobacco — 0.3%
Universal Corp./VA	2,830	152,424
Vector Group Ltd.	25,865	246,493

		398,917

Trading Companies & Distributors — 0.4%
Kaman Corp.	8,453	523,325

Wireless Telecommunication Services — 0.3%
Spok Holdings Inc.	6,589	91,258
Telephone & Data Systems Inc.	2,685	85,598
U.S. Cellular Corp.(a)	4,261	204,954

		381,810

Total Common Stocks — 100.1% (Cost: $117,211,324)		125,503,836

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	2,102,948	2,103,789
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	217,082	217,082

		2,320,871

Total Short-Term Investments — 1.9% (Cost: $2,320,531)		2,320,871

Total Investments in Securities — 102.0% (Cost: $119,531,855)		127,824,707

Other Assets, Less Liabilities — (2.0)%		(2,472,151)

Net Assets — 100.0%		$125,352,556

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,525,092	577,856	(a)	—	2,102,948	$2,103,789	$8,339	(b)	$(162)	$86
BlackRock Cash Funds: Treasury, SL Agency Shares	27,624	189,458	(a)	—	217,082	217,082	2,102		—	—
PennyMac Mortgage Investment Trust	6,627	16,152		(864)	21,915	460,215	19,531		4,008	21,039

						$2,781,086	$29,972		$3,846	$21,125

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$125,503,836	$—	$—	$125,503,836
Money Market Funds	2,320,871	—	—	2,320,871

	$127,824,707	$—	$—	$127,824,707

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6